Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Within 1 year	¥ 549,449
Between 1 and 2 years	520,888
Between 2 and 3 years	507,843
Between 3 and 4 years	499,993
Between 4 and 5 years	436,473
Thereafter	1,285,180
Total	¥ 3,799,826	¥ 3,532,942